Net financial income (loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial instruments by type of interest rate [line items]
Income from cash and cash equivalents	€ 0	€ 105	€ 34
Foreign exchange gains	104	599	1,051
Other financial income	97	133	87
Financial income	201	837	1,172	[1]
Payment of interest	(4,676)	4,434	847
IFRS 16 related interests	(333)	(359)	0
Net foreign exchange loss	1,697	176	602
Finance costs	2,646	(4,970)	(1,449)	[1]
Financial income (loss)	2,847	(4,133)	(277)	[1]
EIB fixed rate loan
Disclosure of financial instruments by type of interest rate [line items]
Interest expense on borrowings	1,700	€ 4,400	€ 730
Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest expense on borrowings	1,700
Floating interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest expense on borrowings	€ (6,500)

[1]	The Company applied the new standard IFRS 16 – Leases starting January 1, 2019 following the modified retrospective method, the comparative financial statements are therefore not restated (see Note 2.1 for further details on the impacts of the first application of IFRS 16 – Leases)